[Chapman and Cutler LLP]

November 23, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:                   Elkhorn ETF Trust

Ladies and Gentlemen:

On behalf of the Elkhorn ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 8 and under the Investment Company Act of 1940, as amended, Amendment No. 10 to the Registrant’s registration statement on Form N-1A (the “Amendment”).  The Amendment relates to the Elkhorn S&P High Quality Preferred ETF (formerly, the Elkhorn S&P US Preferred Aristocrats Portfolio), a series of the Registrant.  This Amendment is being filed pursuant to Rule 485(b) of the Securities Act and will become effective on December 4, 2015.

If we may cooperate with you in any way in the processing of this Amendment, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp By: /s/ Walter L. Draney Walter L. Draney

Enclosures